FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Cash	$ 3,474	$ 2,688
Current liabilities	$ 12,656	13,808
Interest Rate Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations.
Liquidity Risk [Member]
Statement [Line Items]
Cash		3,474
Current liabilities		$ 9,785
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 298
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	106
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 105